Business Acquisitions, Dispositions, Goodwill and Intangible Assets Dispositions (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After tax gain on the sale of Taylor Company		$ 591
Gain on sale of Taylor Company	$ 0	799	$ 0
Assets held for sale		175
Liabilities held for sale	0	40
Inventory, net	10,950	10,083
Property, Plant and Equipment, Net	$ 12,755	12,297
Property, Plant and Equipment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		37
Inventories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 51